Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
subsequent events	15. SUBSEQUENT EVENTS The Group evaluated subsequent events through August 15, 2022, the date these consolidated financial statements were issued.